Subsequent Events (Details) - Feb. 01, 2025 - Forecast [Member]	HKD ($)	USD ($) $ / shares	$ / shares
Subsequent Events (Details) [Line Items]
Dividend declared per share | (per share)		$ 0.03	$ 0.24
Aggregate amount	$ 4,661,580	$ 600,000